Note 14 - Employee Benefits - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Outstanding (in shares)	14,500
Outstanding, weighted average exercise price (in dollars per share)	$ 8.78	$ 8.78
Exercised (in shares)	(2,350)
Exercised, weighted average exercise price (in dollars per share)		$ 8.78
Outstanding (in shares)	12,150	14,500
Outstanding, weighted average exercise price (in dollars per share)	$ 8.78	$ 8.78
Exercisable (in shares)	12,150
Exercisable, weighted average exercise price (in dollars per share)		$ 8.78